Cover	May 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	6 Sylvan Way
Entity Address, City or Town	Parsippany,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000723612